Equity Method Investments - NantStem (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 13, 2015	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Sep. 30, 2017	Jul. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 32,999,000		$ 27,980,000
Nant Cancer Stem LLC
Schedule of Equity Method Investments [Line Items]
Initial joint funding								$ 100,000,000
Initial joint funding contributed								$ 40,000,000
Equity method investment ownership percentage	20.00%							40.00%
Joint venture agreement second payment contribution	$ 20,000,000
Loss on equity investments		$ 500,000			$ 0
Equity method investment ownership percentage				20.00%
Equity method investments				$ 18,000,000	18,700,000
Net income (loss) of equity investments			$ (700,000)	$ 700,000	$ 900,000
Current assets of equity method investment			74,100,000				$ 82,500,000
Current liabilities of equity method investment			100,000				0
Noncurrent assets of equity method investment			6,900,000				0
Noncurrent liabilities of equity method investment			$ 0				$ 0
NantBioScience, Inc. | Nant Cancer Stem LLC
Schedule of Equity Method Investments [Line Items]
Initial joint funding contributed								$ 60,000,000
Equity method investment ownership percentage								60.00%